Outstanding Loans and Leases - Commercial Loans TDRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days	90 days
Commercial Portfolio Segment
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	$ 1,238	$ 1,211	$ 1,478
Carrying Value	1,158	1,177	1,388
Net Charge-offs	$ 31	57	44
Threshold period past due for nonperforming status of financing receivables	90 days
Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	$ 42	346	483
Carrying Value	42	346	425
Net Charge-offs	0	8	3
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	25	211	128
Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	14	3	8
Carrying Value	11	3	9
Net Charge-offs	3	0	1
Commercial Portfolio Segment | United States
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	853	818	926
Carrying Value	779	785	910
Net Charge-offs	28	49	33
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	105	103	55
Commercial Portfolio Segment | Non United States
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	329	44	61
Carrying Value	326	43	44
Net Charge-offs	$ 0	$ 0	$ 7